DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Total debt, net deferred finance charges	$ 1,119,708	$ 1,216,933
Less: Current portion of long-term debt, net of deferred finance charges	(702,962)	(225,254)
Long-term debt, net of deferred finance charges	$ 416,746	$ 991,679